NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Foreign Currency: Schedule of Exchange Rages (Details) - SDA Mill, Audited	Nov. 30, 2017	Dec. 31, 2016
Balance sheet date: Mexican Peso to USD exchange rate	18.63	20.73
Average for the period ended: Mexican Peso to USD exchange rate	18.82	18.64